Stockholders' equity - ASR - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended		2 Months Ended	3 Months Ended			12 Months Ended
	Sep. 09, 2021	May 03, 2021	May 27, 2020	Jan. 30, 2020	Feb. 28, 2022	Sep. 30, 2021	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Stockholders Equity Note
Accelerated share repurchases price paid per share											$ 53.58
Accelerated share repurchases settlement receipt							$ 250,000		$ 350,000	$ 500,000	$ 250,000
Common stock purchases									355,650	504,172	256,012
Initial shares received as part of an accelerated share repurchase program								3,500,000
Common Shares Repurchased Accelerated Share Repurchase Agreements							1,165,607
Treasury stock
Stockholders Equity Note
Common stock purchases									347,093	580,507	271,752
Capital surplus
Stockholders Equity Note
Common stock purchases									$ 8,557	$ (76,335)	(15,740)
Accelerate share repurchase
Stockholders Equity Note
Stock Repurchased During Period Shares	4,614,796
Stock repurchase program authorized amount		$ 350,000		$ 500,000
Accelerated share repurchases price paid per share	$ 75.8430					$ 75.84
Accelerated share repurchases settlement receipt						$ 350,000
Initial shares received as part of an accelerated share repurchase program		3,785,831		7,055,919
Common Shares Repurchased Accelerated Share Repurchase Agreements	828,965
Accelerate share repurchase | Treasury stock
Stockholders Equity Note
Common stock purchases	$ 61,000										266,000
Reduction in capital surplus		$ 280,000		$ 400,000
Accelerate share repurchase | Capital surplus
Stockholders Equity Note
Common stock purchases											$ 16,000
Reduction in capital surplus		$ (70,000)		$ (100,000)
Accelerate share repurchase | Subsequent event
Stockholders Equity Note
Stock repurchase program authorized amount					$ 400,000
Accelerate share repurchase | Subsequent event | Treasury stock
Stockholders Equity Note
shareholders equity increase decrease recognized during the period					(320,000)
Accelerate share repurchase | Subsequent event | Capital surplus
Stockholders Equity Note
shareholders equity increase decrease recognized during the period					$ (80,000)
Accelerate share repurchase | COVID 19
Stockholders Equity Note
Stock Repurchased During Period Shares			11,819,135
Accelerated share repurchases price paid per share			$ 42.3043
Common Shares Repurchased Accelerated Share Repurchase Agreements			4,763,216